INCOME TAXES - Schedule of Reconciliation of Income Tax Expense (Credit) from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income tax	$ (20,201)	$ (76,676)	$ (242,315)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax credit at Macau Complementary Tax rate	$ (2,424)	$ (9,201)	$ (29,078)
Under provision in prior years	86	0	0
Effect of income for which no income tax expense is payable	(177)	0	(1)
Effect of expenses for which no income tax benefit is receivable	20,001	20,190	23,820
Effect of profits exempted from Macau Complementary Tax	(35,698)	(29,833)	(11,890)
Change in valuation allowance	18,756	18,605	17,623
Income tax expense (credit)	$ 544	$ (239)	$ 474